Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Multiple Foreign Currency Exchange Rates

The currencies which most influence our foreign currency translations and the relevant exchange rates were:

	Nine months ended
	January 31, 2013	January 31, 2012

Average rates:

US $/£	1.588848	1.594359
US $/CAD	1.001101	1.003814
US $/NOK	0.172290	0.177876
US $/AUD	1.030734	1.039149
US $/€	1.278707	1.382253

Period end rates:

US $/£	1.585468	1.575209
US $/CAD	1.000801	0.994827
US $/NOK	0.182746	0.170215
US $/AUD	1.042834	1.059789
US $/€	1.358387	1.305213

The currencies which most influence these translations and the relevant exchange rates were:

	2012	2011	2009

Average rates:

US $/£	1.592488	1.564049	1.601810
US $/CAD	1.004218	0.987654	0.932749
US $/NOK	0.177044	0.167802	0.167335
US $/AUD	1.042780	0.954370	0.867456
US $/€	1.366640	1.330173	1.414793

Period end rates, April 30:

US $/£	1.622622	1.663547	1.530645
US $/CAD	1.011736	1.051414	0.988533
US $/NOK	0.174524	0.189675	0.169435
US $/AUD	1.041076	1.089160	0.930506
US $/€	1.322845	1.478393	1.330170